Note 15 - Intangible (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	2019
		Distribution
	Brands	contracts	Software	Others	Total
Acquisition cost
Balance at the end of the previous year	4,703.2	2,393.1	1,446.5	621.8	9,164.6
Effect of movements in foreign exchange	(360.9)	(13.7)	(77.6)	(37.7)	(489.9)
Effect of application of IAS 29 (hyperinflation)	385.7	30.9	92.0	44.6	553.2
Additions	0.2	539.5	25.1	50.0	614.8
Disposal	(0.2)	–	(0.4)	–	(0.6)
Acquisitions through business combination	–	–	–	2.6	2.6
Transfers to other assets categories	18.1	6.5	315.6	(18.0)	322.2
Balance at the end of the year	4,746.1	2,956.3	1,801.2	663.3	10,166.9

Amortization and Impairment losses (i)
Balance at the end of the previous year	(1.9)	(2,011.8)	(940.9)	(369.4)	(3,324.0)
Effect of movements in foreign exchange	–	27.8	51.5	40.0	119.3
Effect of application of IAS 29 (hyperinflation)	–	(28.2)	(59.5)	(42.5)	(130.2)
Amortization	–	(316.4)	(182.7)	(28.2)	(527.3)
Disposal	–	–	0.4	–	0.4
Transfers to other assets categories	–	–	0.1	1.2	1.3
Balance at the end of the year	(1.9)	(2,328.6)	(1,131.1)	(398.9)	(3,860.5)
Carrying amount:
December 31, 2018	4,701.3	381.3	505.6	252.4	5,840.6
December 31, 2019	4,744.2	627.7	670.1	264.4	6,306.4
	2018
		Distribution
	Brands	contracts	Software	Others	Total
Acquisition cost
Balance at the end of the previous year	3,514.7	2,333.3	1,144.6	540.7	7,533.3
Effect of movements in foreign exchange	252.3	2.3	(43.3)	12.1	223.4
Effect of application of IAS 29 (hyperinflation)	972.5	59.7	151.5	104.5	1,288.2
Additions	–	–	4.2	46.6	50.8
Disposal	(39.2)	(28.1)	(16.2)	–	(83.5)
Acquisitions through shareholding exchange transactions	0.2	–	–	–	0.2
Transfers to other assets categories	2.7	25.9	205.7	(82.1)	152.2
Balance at the end of the year	4,703.2	2,393.1	1,446.5	621.8	9,164.6

Amortization and Impairment losses (i)
Balance at the end of the previous year	(1.9)	(1,894.6)	(711.8)	(250.3)	(2,858.6)
Effect of movements in foreign exchange	–	14.1	15.0	11.1	40.2
Effect of application of IAS 29 (hyperinflation)	–	(42.6)	(108.3)	(104.5)	(255.4)
Amortization	–	(114.6)	(152.0)	(36.0)	(302.6)
Disposals	–	28.0	16.2	–	44.2
Transfers to other assets categories	–	(2.1)	–	10.3	8.2
Balance at the end of the year	(1.9)	(2,011.8)	(940.9)	(369.4)	(3,324.0)
Carrying amount:
December 31, 2017	3,512.8	438.7	432.8	290.4	4,674.7
December 31, 2018	4,701.3	381.3	505.6	252.4	5,840.6

Disclosure of intangible assets with indefinite useful life [text block]
	2019	2018
Argentina	1,193.9	1,180.0
Bolivia	691.0	664.3
Brazil	11.6	4.6
Canada	266.3	244.1
Chile	69.9	72.0
Luxembourg	339.6	339.6
Paraguay	476.2	496.9
Dominican Republic	1,587.6	1,580.0
Uruguay	108.1	119.8
	4,744.2	4,701.3